Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule Of Stock Option Activity

The following table summarizes the Company’s stock option activity and related information:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Life
Outstanding, as of January 1, 2025	5,026,890	$0.42	$3,693,765	9.30
Granted	2,079,029	$1.17	$-	-
Exercised during period	809	$0.42	-	-
Forfeited	1,359	$0.75	$-	-
Expired	-	-	-	-
Outstanding as of June 30, 2025	7,103,751	$0.87	$3,679,037	9.15

The following table summarizes the Company’s stock option activity and related information:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Life
Outstanding, as of January 1, 2023	272,844	$11.70	-	8.15
Granted	-	-	-	-
Exercised during period	290	$4.02	-	-
Forfeited	94,722	$16.23	-	-
Expired	-	-	-	-
Outstanding, as of December 31, 2023	177,832	$10.08	$-	7.17
Granted	4,854,476	$0.42	$-	-
Exercised during period	-	-	-	-
Forfeited	5,418	$0.42	$-	-
Expired	-	-	-	-
Outstanding as of December 31, 2024	5,026,890	$0.42	$-	9.30

Schedule of Stock Options Valuation Assumptions

The estimated fair value of stock options was determined using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Six Months Ended June 30,
	2025	2024
Expected term of options (years)	5-6.65	5-6.12
Expected volatility (%)	41.87-45.07	45.09-45.81
Risk-free interest rate (%)	3.83-3.99	4.57
Expected dividend yield (%)	—	—

The estimated fair value of stock options was determined using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Years Ended December 31,
	2024	2023
Expected term of options (years)	5-6.12
Expected volatility (%)	45.09-45.81
Risk-free interest rate (%)	4.57
Expected dividend yield (%)	—	—

Schedule of Stock Based Compensation Expenses

Total stock-based compensation expense for six months ended on June 30, 2025 and 2024 was as follows (in thousands):

	Six Months Ended June 30,
	2025	2024
Cost of sales	8	4
Research and development	99	107
Sales and marketing	58	44
General and administrative	197	322
Total stock-based compensation expense	362	477

Total stock-based compensation expense for years ended December 31, 2024 and 2023 was as follows (in thousands):

	Years Ended December 31,
	2024	2023
Cost of sales	4	3
Research and development	153	123
Sales and marketing	115	66
General and administrative	689	143
Total stock-based compensation expense	961	335